PERSONAL RETIREMENT MANAGER SERIES III
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 2, 2022
This updating summary prospectus provides updated information about Personal Retirement Manager Series III, an individual deferred flexible premium variable annuity contract. The contract is issued by us, Talcott Resolution Life and Annuity Insurance Company and Talcott Resolution Life Insurance Company, (collectively, “Talcott Resolution”).
The contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: Personal Retirement Manager Series III and Huntington Personal Retirement Manager Series III.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at:
Issued by Talcott Resolution Life Insurance Company:

Class of Contract	Website Address
PRM Series III B Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y285
PRM Series IV C Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y343
PRM Series III L Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y335
Huntington PRM Series III B Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y293

Issued by Talcott Resolution Life and Annuity Insurance Company:

Class of Contract	Website Address
PRM Series III B Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A254
PRM Series IV C Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A288
PRM Series III I Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A262
PRM Series III L Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A270
You can also obtain this information at no cost by calling 1-800-862-6668 or by sending an email request as instructed below.
Additional information about certain investment products, including variable annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:
a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:     asccontactus@talcottresolution.com
c.Visiting:     www.talcottresolution.com

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Special Terms Used in this Summary Prospectus

Contract Value	The total value of your investments in the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	A fixed account option that guarantees principal and a rate of interest. Effective October 4, 2013, we no longer accept new allocations or premium payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
Payment Base	The amount used to determine benefit payments under certain optional benefits under the contract.
Sub-Account	A fund option under the contract. There is a Sub-Account that corresponds to each fund that is available under the contract.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since May 3, 2021, This does not reflect all of the changes that have occurred since you entered into your contract.

Summary of recent contract changes:

Changes for all Contracts:

•Effective May 2, 2022, new Portfolio Planner models are available. Each Portfolio Planner model offers diversification with a customized allocation of assets so you can match it to your investment objective and risk tolerance. These models will be automatically rebalanced each quarter in order to restore your investment to the original percentages of your Portfolio Planner model. You can elect one of these models by calling our Annuity Service Center at 1-800-862-6668. If you choose to participate in a Portfolio Planner model, you are responsible for determining which model portfolio is best for you. Please refer to Appendix A for more information on the new models, and the “Static Asset Allocations” disclosure in Section 7.a. Purchases and Contract Value in the Prospectus on how asset allocation works.
•Effective May 1, 2022 the AB VPS Balanced Wealth Strategy Portfolio was renamed AB VPS Balanced Hedged Allocated Portfolio.
•Effective April 29, 2022, the Invesco V.I. International Growth Fund was renamed Invesco V.I. EQV International Equity Fund.
•Effective April 29, 2022, the Invesco V.I. High Yield Fund is available as an investment option.
•Effective April 29, 2022, the Invesco V.I. Government Securities Fund is available as an investment option.
•Effective May 11, 2021, BlackRock (Singapore) Limited is a sub-adviser for the BlackRock Global Allocation V.I. Fund Sub-Account.
•On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”), to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution will continue to administer your Contract and remains responsible for paying all contractual guarantees and General Account liabilities under your Contract subject to its financial strength and claims paying ability. The terms, features and benefits of your Contract will NOT change as a result of the sale. Talcott Resolution Distribution Company remains the principal underwriter for the Contracts.

Additional Changes for Huntington Personal Retirement Manager:
•The Rational Insider Buying VA Fund was liquidated on or about November 30, 2021.
•The Rational Trend Aggregation VA Fund was liquidated on or about July 30, 2021.

Key Information Table
Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the class of Contract that you own (i.e., B Share, C Share, I Share or L Share). Surrender charges may apply to both partial and full Surrenders.
•B Share. If you withdraw money from your contract within 7 years following your last premium payment, you may be assessed a surrender charge of up to 8.5% (as a percentage if premium payments withdrawn), declining to 0% over that time period.
•C Share. No surrender charges.
•I Share. No surrender charges.
•L Share. If you withdraw money from your contract within 4 years following your last premium payment, you may be assessed a surrender charge of up to 8% (as a percentage of premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $8,500 for a Core contract or $8,000 for an Outlook contract, No surrender charges would apply to a C Share contract or an I Share contract.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Transaction Charges	Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			4. Fee Table
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A - Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract (varies by contract class)	0.30%¹	1.51%¹
	Investment Options (fund fees and expenses)	0.39%²	1.34%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.75%[3]	2.50%[3]
1 As a percentage of average daily Sub-Account Values. [2] As a percentage of fund net assets. [3] As a percentage of average daily Contract Value or Payment Base depending on the optional benefit selected.
Because your contract is customizable, the choices you make effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,751	Highest Annual Cost: $7,273
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive fund fees and expenses	•Most expensive combination of contract classes, optional benefits and fund fees and expenses
	•No sales charges or advisory fees	•No sales charges or advisory fees

	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract, including loss of principal.		5. Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•A 10% penalty tax may be applied to withdrawals before age 59½.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance can vary depending on the performance of the investment options available under the contract (e.g., Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by visiting the "About Us" tab at www.talcottresolution.com or by calling 1-800-862-6668.
	RESTRICTIONS		Location in Prospectus
Investments
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the fund options per day. You are allowed to make 20 transfers between the fund options per year before we require you to submit additional transfer requests by mail. Your transfer between the fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute funds as investment options.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Funds Available under the Contract Appendix A.1 - Funds Available by Contract

Optional Benefits
~~•~~Optional benefits may further limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
7.a. Purchases and Contract Value - Deduction of Advisory Fee

7.c. Charges and Fees

9. Death Benefits

10. Optional Withdrawal Benefits

11. Optional Accumulation Benefits

13. Federal Tax Considerations

Appendix A - Funds Available under the Contract
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59-1/2.
13. Federal Tax Considerations/ Information Regarding Tax-Qualified Retirement Plans
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
12. Additional Information - (e) How Contracts Were Sold
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7.a. Purchases and Contract Value - Replacement of Annuities

Appendix A — Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
Issued by Talcott Resolution Life Insurance Company:

Class of Contract	Website Address
PRM Series III B Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y285
PRM Series IV C Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y343
PRM Series III L Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y335
Huntington PRM Series III B Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y293

Issued by Talcott Resolution Life and Annuity Insurance Company:

Class of Contract	Website Address
PRM Series III B Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A254
PRM Series IV C Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A288
PRM Series III I Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A262
PRM Series III L Share	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41658A270
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@talcottresolution.com.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
See "Optional Benefit Investment Restrictions" following this table for information on investment restrictions.

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
Allocation	AB VPS Balanced Hedged Allocation Portfolio - Class B (formerly AB VPS Balanced Wealth Strategy Portfolio) Adviser: AllianceBernstein, L.P.	1.02%*	13.36%	9.64%	9.00%
U.S. Equity	AB VPS Small/Mid Cap Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.08%	35.60%	9.88%	12.85%
U.S. Equity	American Century VP Growth Fund - Class II Adviser: American Century Investment Management, Inc.	0.96%*	27.14%	24.32%	18.05%
U.S. Equity	American Century VP Mid Cap Value Fund - Class II Adviser: American Century Investment Management, Inc.	0.90%*	23.02%	9.25%	12.68%
U.S. Equity	American Century VP Value Fund - Class II Adviser: American Century Investment Management, Inc.	0.88%*	24.28%	9.39%	11.89%
Fixed Income	American Funds Capital World Bond Fund - Class 4 Adviser: Capital Research and Management Company	1.00%	(5.18)%	3.24%	1.88%
International Equity	American Funds Capital World Growth and Income Fund - Class 4 Adviser: Capital Research and Management Company	0.92%*	14.46%	12.99%	11.42%
International Equity	American Funds Global Small Capitalization Fund - Class 4 Adviser: Capital Research and Management Company	1.15%*	6.43%	15.16%	12.26%
U.S. Equity	American Funds Growth Fund - Class 4 Adviser: Capital Research and Management Company	0.85%	21.68%	25.12%	19.46%
U.S. Equity	American Funds Growth-Income Fund - Class 4 Adviser: Capital Research and Management Company	0.79%	23.80%	16.10%	15.17%
International Equity	American Funds International Fund - Class 4 Adviser: Capital Research and Management Company	1.04%	(1.71)%	9.37%	7.91%
APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
International Equity	American Funds New World Fund - Class 4 Adviser: Capital Research and Management Company	1.07%*	4.63%	12.96%	8.43%
Fixed Income	American Funds The Bond Fund of America - Class 4 Adviser: Capital Research and Management Company	0.70%*	(0.59)%	3.96%	3.04%
U.S. Equity	American Funds Washington Mutual Investors Fund - Class 4 Adviser: Capital Research and Management Company	0.77%*	27.51%	12.22%	13.56%
U.S. Equity	BlackRock Capital Appreciation V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	1.05%*	20.89%	25.03%	18.26%
U.S. Equity	BlackRock Equity Dividend V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	0.91%*	20.30%	11.36%	11.56%
Allocation	BlackRock Global Allocation V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	1.00%*	6.42%	9.71%	7.68%
Allocation	BlackRock Managed Volatility V.I. Fund - Class III Adviser: BlackRock Advisors, LLC Subadviser: BlackRock International Limited Edinburgh, United Kingdom, BlackRock Asset Management North Asia Limited, Hong Kong, and BlackRock (Singapore) Limited, 079912 Singapore	0.84%*	0.53%	2.20%	3.49%
U.S. Equity	BlackRock S&P 500 Index V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	0.39%	28.23%	17.96%	15.95%
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	0.85%	27.51%	19.87%	16.35%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	0.86%	25.31%	13.32%	13.00%
Fixed Income	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers	0.91%	3.44%	5.11%	4.47%
Allocation	Franklin Income VIP Fund - Class 4 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.82%	16.59%	7.34%	7.27%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 4 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.33%	18.98%	6.32%	8.37%
Allocation	Franklin Mutual Shares VIP Fund - Class 4 Adviser: Franklin Mutual Advisers, LLC	1.08%	19.06%	6.33%	8.89%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 4 Adviser: Franklin Advisory Services, LLC	0.98%	26.63%	16.69%	14.28%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 4 Adviser: Franklin Advisory Services, LLC	1.01%	25.17%	9.82%	12.01%
Fixed Income	Franklin Strategic Income VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	1.13%*	2.06%	3.06%	3.60%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.92%	14.45%	15.56%	14.38%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.85%	25.21%	18.59%	17.12%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	31.68%	15.15%	14.41%
International Equity	Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.99%	7.57%	10.54%	8.97%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	(1.18)%	4.24%	3.56%
APP A-2

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.69%	(0.46)%	1.08%	0.57%
Allocation	Invesco V.I. Balanced Risk Allocation Fund - Series II Adviser: Invesco Advisers, Inc.	1.13%*	9.26%	7.18%	5.99%
U.S. Equity	Invesco V.I. Core Equity Fund - Series II Adviser: Invesco Advisers, Inc.	1.05%	27.38%	13.69%	11.99%
International Equity	Invesco V.I. EQV International Growth Fund - Series II (formerly Invesco V.I. International Growth Fund) Adviser: Invesco Advisers, Inc.	1.14%	5.61%	9.90%	7.82%
Money Market	Invesco V.I. Government Money Market Fund - Series II** Adviser: Invesco Advisers, Inc.	0.59%	0.01%	0.69%	0.36%
Fixed Income	Invesco V.I. Government Securities Fund - Series II Adviser: Invesco Advisers, Inc.	0.93%	(2.43)%	2.21%	1.52%
Fixed Income	Invesco V.I. High Yield Fund - Series II Adviser: Invesco Advisers, Inc.	1.19%	4.00%	4.38%	5.34%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund - Series II Adviser: Invesco Advisers, Inc.	1.18%	22.86%	11.15%	10.52%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series II Adviser: Invesco Advisers, Inc.	1.20%	20.09%	13.15%	12.01%
Fixed Income	Lord Abbett Bond-Debenture Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	3.28%	5.66%	6.33%
U.S. Equity	Lord Abbett Fundamental Equity Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	1.08%*	27.31%	10.23%	11.33%
U.S. Equity	Lord Abbett Growth and Income Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	29.02%	11.07%	12.17%
U.S. Equity	MFS® Growth Series - Service Class Adviser: MFS Investment Management	0.96%*	23.24%	24.56%	19.03%
U.S. Equity	MFS® New Discovery Series - Service Class Adviser: MFS Investment Management	1.12%*	1.57%	21.00%	15.87%
Fixed Income	MFS® Total Return Bond Series - Service Class Adviser: MFS Investment Management	0.78%*	(1.07)%	3.87%	3.39%
Allocation	MFS® Total Return Series - Service Class Adviser: MFS Investment Management	0.86%*	13.84%	9.57%	9.31%
U.S. Equity	MFS® Value Series - Service Class Adviser: MFS Investment Management	0.95%*	25.16%	11.97%	13.13%
Allocation	PIMCO All Asset Portfolio - Advisor Class Adviser: Pacific Investment Management Company LLC Subadviser: Research Affiliates	1.34%*	16.04%	8.45%	5.91%
Allocation	PIMCO Global Managed Asset Allocation Portfolio - Advisor Class Adviser: Pacific Investment Management Company LLC	1.21%*	12.60%	10.59%	6.03%
International Equity	PIMCO StocksPLUS Global Portfolio - Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%*	19.33%	13.56%	9.35%
U.S. Equity	Putnam VT Growth Opportunities Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	22.65%	25.54%	19.86%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.81%	27.30%	13.81%	14.11%
U.S. Equity	Putnam VT Multi-Cap Core Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%	31.07%	18.08%	16.30%
International Equity	Templeton Foreign VIP Fund - Class 4 Adviser: Templeton Investment Counsel, LLC	1.21%*	4.10%	2.62%	3.90%
Fixed Income	Templeton Global Bond VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	0.86%*	(5.01)%	(1.03)%	1.04%
International Equity	Templeton Growth VIP Fund - Class 4 Adviser: Templeton Global Advisors Limited	1.28%	4.85%	5.11%	7.26%
APP A-3

*	Annual expenses reflect temporary fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program, if available, where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you. You may be required to participate in a certain model depending on the optional benefits you have chosen. See "Optional Benefit Investment Restrictions" below.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly. For additional information, see "Static Asset Allocation Models" in the prospectus.

Models Available For The Following Contracts:

Personal Retirement Manager B-Share VA 3
Personal Retirement Manager C-Share VA 4
Huntington Personal Retirement Manager B-Share VA 3
Personal Retirement Manager I-Share VA 3
Personal Retirement Manager L-Share VA 3

The Portfolio Planner Models
The following model(s) (introduced as of May 2, 2022) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	2022 Series 113	2022 Series 213	2022 Series 313	2022 Series 413	2022 Series 513
AB VPS Small/Mid-Cap Value Portfolio	2%	3%	3%	4%	5%
American Funds Growth Fund	5%	6%	8%	10%	11%
Fidelity VIP Mid Cap Portfolio	2%	3%	4%	4%	5%
Hartford Disciplined Equity HLS Fund	5%	7%	9%	10%	12%
Hartford Dividend and Growth HLS Fund	5%	7%	8%	10%	12%
Hartford International Opportunities HLS Fund	9%	12%	15%	18%	21%
Hartford Total Return Bond HLS Fund	55%	48%	40%	32%	24%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
Invesco V.I. High Yield Fund	10%	8%	7%	5%	4%
MFS New Discovery Series	2%	2%	3%	4%	4%
Total	100%	100%	100%	100%	100%

APP A-4

Optional Rider Investment Restrictions

Investment Restrictions For
Daily Lock Income Benefit                Future6
Legacy Lock                        Safety Plus

Applicable To The Following Products
Personal Retirement Manager B-Share VA 3
Personal Retirement Manager C-Share VA 4
Personal Retirement Manager I-Share VA 3
Personal Retirement Manager L-Share VA 3
Huntington Personal Retirement Manager B-Share VA 3

You must choose one of the following models. The models will be re-balanced monthly. For Future6, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

PERSONAL PROTECTION PORTFOLIOS

Series 8076
Fund
BlackRock Managed Volatility V.I. Fund	50%
Hartford Capital Appreciation HLS Fund	20%
Hartford Dividend and Growth HLS Fund	20%
Hartford International Opportunities HLS Fund	10%
Total	100%

Series 8077
Fund
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
BlackRock Managed Volatility V.I. Fund	50%
Total	100%

Series 8078
Fund
BlackRock Managed Volatility V.I. Fund	50%
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	10%
Templeton Growth VIP Fund	20%
Total	100%

APP A-5

Series 8079
Fund
American Funds Growth-Income Fund	20%
BlackRock Managed Volatility V.I. Fund	50%
Hartford International Opportunities HLS Fund	10%
Invesco V.I. Core Equity Fund	20%
Total	100%

Series 8080
Fund
BlackRock Capital Appreciation V.I. Fund	17%
BlackRock Equity Dividend V.I. Fund	18%
BlackRock Managed Volatility V.I. Fund	50%
PIMCO StocksPLUS Global Portfolio	15%
Total	100%

Series 8081
Fund
American Funds Growth Fund	20%
BlackRock Managed Volatility V.I. Fund	50%
Invesco V.I. International Growth Fund	10%
Lord Abbett Fundamental Equity Portfolio	20%
Total	100%

Series 8082
Fund
American Funds Washington Mutual Investors Fund	20%
BlackRock Managed Volatility V.I. Fund	50%
Hartford Dividend and Growth HLS Fund	20%
Templeton Foreign VIP Fund	10%
Total	100%

Series 8083
Fund
BlackRock Managed Volatility V.I. Fund	50%
Fidelity VIP Contrafund Portfolio	20%
Invesco V.I. International Growth Fund	5%
MFS Value Series	20%
Templeton Foreign VIP Fund	5%
Total	100%

Series 8084
Fund
BlackRock Managed Volatility V.I. Fund	50%
BlackRock S&P 500 Index V.I. Fund	50%
Total	100%

APP A-6

Series 8085
Fund
American Funds Growth Fund	15%
BlackRock Managed Volatility V.I. Fund	50%
Invesco V.I. International Growth Fund	10%
Lord Abbett Fundamental Equity Portfolio	20%
MFS New Discovery Series	5%
Total	100%

Series 8086
Fund
American Funds Growth-Income Fund	20%
BlackRock Managed Volatility V.I. Fund	50%
Hartford International Opportunities HLS Fund	10%
Invesco V.I. Core Equity Fund	15%
Invesco V.I. Small Cap Equity Fund	5%
Total	100%

Series 8087
Fund
American Funds Washington Mutual Investors Fund	20%
BlackRock Managed Volatility V.I. Fund	50%
Franklin Small Cap Value VIP Fund	5%
Hartford Dividend and Growth HLS Fund	15%
Templeton Foreign VIP Fund	10%
Total	100%

Series 8088
Fund
American Century VP Growth Portfolio	15%
American Funds International Fund	5%
BlackRock Managed Volatility V.I. Fund	50%
Invesco V.I. Small Cap Equity Fund	5%
MFS Value Portfolio	20%
Templeton Foreign VIP Fund	5%
Total	100%

Series 8093[1]
Fund
BlackRock Managed Volatility V.I. Fund	50%
Invesco V.I. Government Money Market Fund	10%
Rational Trend Aggregation VA Fund	40%
Total	100%
[1]Series 8093 is available only to Huntington Personal Retirement Manager contract owners.

APP A-7

Series 8095
Fund
American Century VP Value Fund	20%
BlackRock Managed Volatility V.I. Fund	50%
Invesco V.I. International Growth Fund	5%
Putnam VT Growth Opportunities Fund	20%
Templeton Foreign VIP Fund	5%
Total	100%

Investment Restrictions For
Future5
Maximum Anniversary Value V
Maximum Daily Value

Applicable To The Following Products
Personal Retirement Manager B-Share VA 3
Personal Retirement Manager C-Share VA 4
Personal Retirement Manager I-Share VA 3
Personal Retirement Manager L-Share VA 3
Huntington Personal Retirement Manager B-Share VA 3

You may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. The Models will be re-balanced quarterly. For Future5, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

PORTFOLIO PLANNER ASSET ALLOCATION MODELS

As of May 2, 2022, the following models are available:

Fund	2022 Series 113	2022 Series 213	2022 Series 313	2022 Series 413	2022 Series 513
AB VPS Small/Mid-Cap Value Portfolio	2%	3%	3%	4%	5%
American Funds Growth Fund	5%	6%	8%	10%	11%
Fidelity VIP Mid Cap Portfolio	2%	3%	4%	4%	5%
Hartford Disciplined Equity HLS Fund	5%	7%	9%	10%	12%
Hartford Dividend and Growth HLS Fund	5%	7%	8%	10%	12%
Hartford International Opportunities HLS Fund	9%	12%	15%	18%	21%
Hartford Total Return Bond HLS Fund	55%	48%	40%	32%	24%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
Invesco V.I. High Yield Fund	10%	8%	7%	5%	4%
MFS New Discovery Series	2%	2%	3%	4%	4%
Total	100%	100%	100%	100%	100%

APP A-8

INVESTMENT STRATEGIES MODELS

Series 8028
Fund
Hartford Capital Appreciation HLS Fund	33%
Hartford Dividend and Growth HLS Fund	33%
Hartford Total Return Bond HLS Fund	34%
Total	100%

Series 8029
Fund
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

Series 8074
Fund
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	25%
American Funds Growth-Income Fund	20%
American Funds International Fund	15%
American Funds The Bond Fund of America	30%
Total	100%

Series 8075
Fund
American Funds International Fund	25%
Franklin Income VIP Fund	25%
Hartford Disciplined Equity HLS Fund	25%
Hartford Total Return Bond HLS Fund	25%
Total	100%

Series 8090[1]
Fund
American Funds Capital World Growth and Income Fund	15%
Franklin Income VIP Fund	15%
Hartford Disciplined Equity HLS Fund	15%
Hartford Total Return Bond HLS Fund	25%
Invesco V.I. Government Money Market Fund	30%
Total	100%
[1]Series 8090 is available only to Huntington Personal Retirement Manager contract owners.

APP A-9

INDIVIDUAL SUB-ACCOUNTS:
AB VPS Balanced Hedged Allocation Portfolio (formerly AB VPS Balanced Wealth Strategy Portfolio)	American Funds The Bond Fund of America
BlackRock Global Allocation V.I. Fund	MFS Total Return Bond Series
Invesco V.I. Balanced Risk Allocation Fund	Hartford Ultrashort HLS Fund
MFS Total Return Series	Hartford Total Return Bond Fund
PIMCO All Asset Portfolio	PIMCO Global Managed Asset Allocation Portfolio
APP A-10

Appendix A.1 Funds by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	Personal Retirement Manager Series III B Share (TL/TLA)	Huntington Personal Retirement Manager Series III B Share (TL)	Personal Retirement Manager Series IV C Share (TL/TLA)	Personal Retirement Manager Series III I Share (TL/TLA)	Personal Retirement Manager Series III L Share (TL/TLA)
AB VPS Balanced Hedged Allocation Portfolio - Class B (formerly AB VPS Balanced Wealth Strategy Portfolio) Adviser: AllianceBernstein, L.P.	X	X	X	X	X
AB VPS Small/Mid Cap Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	X	X	X	X	X
American Century VP Growth Fund - Class II Adviser: American Century Investment Management, Inc.	X	X	X	X	X
American Century VP Mid Cap Value Fund - Class II Adviser: American Century Investment Management, Inc.	X	X	X	X	X
American Century VP Value Fund - Class II Adviser: American Century Investment Management, Inc.	X	X	X	X	X
American Funds Capital World Bond Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds Capital World Growth and Income Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds Global Small Capitalization Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds Growth Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds Growth-Income Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds International Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds New World Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds The Bond Fund of America - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
American Funds Washington Mutual Investors Fund - Class 4 Adviser: Capital Research and Management Company	X	X	X	X	X
BlackRock Capital Appreciation V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	X	X	X	X	X
BlackRock Equity Dividend V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	X	X	X	X	X
BlackRock Global Allocation V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	X	X	X	X	X
BlackRock Managed Volatility V.I. Fund - Class III
Adviser: BlackRock Advisors, LLC
Subadviser: BlackRock International Limited Edinburgh, United Kingdom, BlackRock Asset Management North Asia Limited, Hong Kong, and BlackRock (Singapore) Limited, 079912 Singapore	X	X	X	X	X
BlackRock S&P 500 Index V.I. Fund - Class III Adviser: BlackRock Advisors, LLC	X	X	X	X	X
Fidelity® VIP Contrafund® Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	X	X	X	X	X
Fidelity® VIP Mid Cap Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other investment advisers	X	X	X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	Personal Retirement Manager Series III B Share (TL/TLA)	Huntington Personal Retirement Manager Series III B Share (TL)	Personal Retirement Manager Series IV C Share (TL/TLA)	Personal Retirement Manager Series III I Share (TL/TLA)	Personal Retirement Manager Series III L Share (TL/TLA)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Adviser: Fidelity Management & Research Company (FMR)
Subadviser: Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers	X	X	X	X	X
Franklin Income VIP Fund - Class 4 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	X	X	X	X	X
Franklin Mutual Global Discovery VIP Fund - Class 4 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	X	X	X	X	X
Franklin Mutual Shares VIP Fund - Class 4 Adviser: Franklin Mutual Advisers, LLC	X	X	X	X	X
Franklin Rising Dividends VIP Fund - Class 4 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X
Franklin Small Cap Value VIP Fund - Class 4 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X
Franklin Strategic Income VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	X	X	X	X	X
Hartford Capital Appreciation HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X
Hartford Disciplined Equity HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X
Hartford Dividend and Growth HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X
Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X
Hartford Total Return Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X
Hartford Ultrashort Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X
Invesco V.I. Balanced Risk Allocation Fund - Series II Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Invesco V.I. Core Equity Fund - Series II Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Invesco V.I. EQV International Growth Fund - Series II (formerly Invesco V.I. International Growth Fund) Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Invesco V.I. Government Money Market Fund - Series II** Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Invesco V.I. Government Securities Fund - Series II Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Invesco V.I. High Yield Fund - Series II Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Invesco V.I. Main Street Mid Cap Fund - Series II Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Invesco V.I. Small Cap Equity Fund - Series II Adviser: Invesco Advisers, Inc.	X	X	X	X	X
Lord Abbett Bond-Debenture Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	X	X	X	X	X
APP A.1-2

Portfolio Company and Adviser/Subadviser	Personal Retirement Manager Series III B Share (TL/TLA)	Huntington Personal Retirement Manager Series III B Share (TL)	Personal Retirement Manager Series IV C Share (TL/TLA)	Personal Retirement Manager Series III I Share (TL/TLA)	Personal Retirement Manager Series III L Share (TL/TLA)
Lord Abbett Fundamental Equity Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	X	X	X	X	X
Lord Abbett Growth and Income Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	X	X	X	X	X
MFS® Growth Series - Service Class Adviser: MFS Investment Management	X	X	X	X	X
MFS® New Discovery Series - Service Class Adviser: MFS Investment Management	X	X	X	X	X
MFS® Total Return Bond Series - Service Class Adviser: MFS Investment Management	X	X	X	X	X
MFS® Total Return Series - Service Class Adviser: MFS Investment Management	X	X	X	X	X
MFS® Value Series - Service Class Adviser: MFS Investment Management	X	X	X	X	X
PIMCO All Asset Portfolio - Advisor Class Adviser: Pacific Investment Management Company LLC Subadviser: Research Affiliates	X	X	X	X	X
PIMCO Global Managed Asset Allocation Portfolio - Advisor Class Adviser: Pacific Investment Management Company LLC	X	X	X	X	X
PIMCO StocksPLUS Global Portfolio - Advisor Class Adviser: Pacific Investment Management Company LLC	X	X	X	X	X
Putnam VT Growth Opportunities Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	X	X	X	X	X
Putnam VT Large Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	X	X	X	X	X
Putnam VT Multi-Cap Core Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	X	X	X	X	X
Templeton Foreign VIP Fund - Class 4 Adviser: Templeton Investment Counsel, LLC		X
Templeton Global Bond VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	X	X	X	X	X
Templeton Growth VIP Fund - Class 4 Adviser: Templeton Global Advisors Limited	X	X	X	X	X

* * *
This summary prospectus incorporates by reference the prospectuses and statements of additional information (SAI) shown below for the contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Talcott Resolution Life Insurance Company:
PRM B Share Series III
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Y285
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Y285
PRM C Share Series IV
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Y343
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Y343
PRM L Share Series III
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Y335
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Y335
APP A.1-3

Huntington PRM B Share Series III
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Y293
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Y293

Talcott Resolution Life and Annuity Insurance Company:
PRM B Share Series III
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41658A254
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41658A254
PRM C Share Series IV
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41658A288
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41658A288
PRM I Share Series III
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41658A262
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41658A262
PRM L Share Series III
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41658A270
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41658A270

EDGAR Identifier:     C000105761    PRM Series III (TLIC)
C000105762    Huntington PRM Series III (TLIC)
C000105764    PRM Series III (TLA)
APP A.1-4